Schedule of Investments(a)
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.94%
Aerospace & Defense–2.47%
Curtiss-Wright Corp.	222,490	$30,961,708
Howmet Aerospace, Inc.(b)	766,903	23,720,310
		54,682,018
Airlines–0.35%
Spirit Airlines, Inc.(c)	414,004	7,791,555
Application Software–6.41%
Manhattan Associates, Inc.(c)	248,720	33,087,221
Paylocity Holding Corp.(c)	147,179	35,555,503
Synopsys, Inc.(c)	144,970	44,289,785
Tyler Technologies, Inc.(c)	83,438	28,994,705
		141,927,214
Asset Management & Custody Banks–1.96%
Federated Hermes, Inc., Class B(b)	615,184	20,374,894
Northern Trust Corp.	267,836	22,916,048
		43,290,942
Auto Parts & Equipment–2.05%
Aptiv PLC(c)	311,352	24,350,840
Visteon Corp.(b)(c)	197,416	20,937,941
		45,288,781
Automotive Retail–2.01%
O’Reilly Automotive, Inc.(c)	63,285	44,511,505
Biotechnology–1.01%
Seagen, Inc.(c)	163,790	22,411,386
Building Products–1.56%
Carrier Global Corp.	969,365	34,470,619
Cable & Satellite–0.39%
Altice USA, Inc., Class A(c)	1,464,920	8,540,484
Casinos & Gaming–0.53%
Boyd Gaming Corp.	245,418	11,694,168
Communications Equipment–1.76%
Motorola Solutions, Inc.	174,471	39,076,270
Construction & Engineering–1.17%
Valmont Industries, Inc.	96,648	25,961,586
Construction Materials–1.96%
Vulcan Materials Co.	274,749	43,330,665
Distillers & Vintners–1.33%
Constellation Brands, Inc., Class A	128,604	29,537,767
Electric Utilities–1.32%
American Electric Power Co., Inc.	338,446	29,258,657
Electrical Components & Equipment–3.80%
Hubbell, Inc.	201,849	45,012,327
Rockwell Automation, Inc.	130,933	28,164,998
Vertiv Holdings Co.(b)	1,122,354	10,909,281
		84,086,606
Shares		Value
Electronic Equipment & Instruments–1.85%
Keysight Technologies, Inc.(c)	260,823	$41,043,107
Environmental & Facilities Services–1.80%
Republic Services, Inc.	292,307	39,765,444
Fertilizers & Agricultural Chemicals–1.49%
Mosaic Co. (The)	682,897	33,004,412
Financial Exchanges & Data–1.23%
Cboe Global Markets, Inc.	231,749	27,200,380
Food Distributors–1.14%
Sysco Corp.	357,396	25,271,471
Gas Utilities–1.58%
Atmos Energy Corp.(b)	342,558	34,889,532
General Merchandise Stores–1.50%
Dollar General Corp.	138,642	33,254,670
Health Care Equipment–1.08%
DexCom, Inc.(b)(c)	297,912	23,993,832
Health Care Facilities–3.00%
Acadia Healthcare Co., Inc.(b)(c)	502,261	39,266,765
Tenet Healthcare Corp.(c)	524,528	27,055,154
		66,321,919
Health Care Supplies–1.75%
Align Technology, Inc.(c)	67,376	13,954,243
Cooper Cos., Inc. (The)(b)	94,139	24,843,282
		38,797,525
Homebuilding–2.24%
D.R. Horton, Inc.(b)	442,391	29,795,034
TopBuild Corp.(b)(c)	120,432	19,844,785
		49,639,819
Hotels, Resorts & Cruise Lines–2.48%
Choice Hotels International, Inc.	243,094	26,623,655
Expedia Group, Inc.(c)	302,154	28,308,808
		54,932,463
Household Products–1.16%
Church & Dwight Co., Inc.	360,018	25,719,686
Human Resource & Employment Services–2.11%
ASGN, Inc.(b)(c)	264,961	23,944,526
Korn Ferry	483,374	22,694,409
		46,638,935
Hypermarkets & Super Centers–1.63%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	496,751	36,168,440
Industrial Machinery–2.17%
Evoqua Water Technologies Corp.(b)(c)	653,671	21,616,900
Otis Worldwide Corp.	415,114	26,484,273
		48,101,173

See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Shares		Value
Industrial REITs–1.57%
Duke Realty Corp.	468,319	$22,572,976
First Industrial Realty Trust, Inc.	272,034	12,189,843
		34,762,819
Insurance Brokers–1.59%
Arthur J. Gallagher & Co.	206,178	35,301,797
Interactive Home Entertainment–1.60%
Electronic Arts, Inc.	305,401	35,337,950
Interactive Media & Services–0.61%
Snap, Inc., Class A(b)(c)	1,371,323	13,466,392
Internet Services & Infrastructure–0.50%
MongoDB, Inc.(b)(c)	55,400	11,000,224
Investment Banking & Brokerage–1.65%
Raymond James Financial, Inc.	369,758	36,539,486
Life Sciences Tools & Services–0.68%
Avantor, Inc.(c)	765,692	15,007,563
Managed Health Care–1.41%
Centene Corp.(c)	401,397	31,232,701
Metal & Glass Containers–2.29%
Crown Holdings, Inc.(b)	270,008	21,878,748
Silgan Holdings, Inc.	683,851	28,749,096
		50,627,844
Movies & Entertainment–0.86%
Endeavor Group Holdings, Inc., Class A(b)(c)	943,842	19,122,239
Multi-line Insurance–0.75%
Hartford Financial Services Group, Inc. (The)	266,481	16,505,833
Multi-Utilities–1.56%
CMS Energy Corp.	591,323	34,438,652
Office REITs–1.65%
Alexandria Real Estate Equities, Inc.	259,872	36,431,456
Oil & Gas Exploration & Production–3.58%
APA Corp.	940,582	32,158,499
Chesapeake Energy Corp.(b)	334,319	31,496,193
Marathon Oil Corp.	690,409	15,589,435
		79,244,127
Oil & Gas Storage & Transportation–1.63%
Cheniere Energy, Inc.	217,969	36,163,237
Other Diversified Financial Services–1.25%
Equitable Holdings, Inc.	1,048,335	27,623,627
Pharmaceuticals–1.23%
Catalent, Inc.(b)(c)	376,476	27,241,803
Property & Casualty Insurance–1.48%
Allstate Corp. (The)(b)	263,564	32,821,625
Regional Banks–4.06%
Comerica, Inc.	448,590	31,894,749
Shares		Value
Regional Banks–(continued)
First Citizens BancShares, Inc., Class A	36,507	$29,111,777
Webster Financial Corp.(b)	638,211	28,847,137
		89,853,663
Research & Consulting Services–1.91%
CACI International, Inc., Class A(c)	105,932	27,654,608
TransUnion	244,359	14,536,917
		42,191,525
Residential REITs–1.42%
American Homes 4 Rent, Class A(b)	958,964	31,463,609
Retail REITs–1.28%
Kimco Realty Corp.	1,538,354	28,321,097
Semiconductor Equipment–1.63%
KLA Corp.(b)	64,912	19,644,318
MKS Instruments, Inc.(b)	198,831	16,431,394
		36,075,712
Semiconductors–1.17%
Microchip Technology, Inc.	424,630	25,915,169
Specialized REITs–1.03%
Lamar Advertising Co., Class A(b)	276,824	22,835,212
Specialty Stores–1.56%
Tractor Supply Co.(b)	186,043	34,581,673
Systems Software–0.70%
VMware, Inc., Class A	146,139	15,557,958
Total Common Stocks & Other Equity Interests (Cost $2,095,854,972)		2,190,268,024
Money Market Funds–1.16%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(d)(e)	8,543,121	8,543,121
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(d)(e)	7,446,680	7,448,169
Invesco Treasury Portfolio, Institutional Class, 2.87%(d)(e)	9,763,566	9,763,566
Total Money Market Funds (Cost $25,754,146)		25,754,856
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $2,121,609,118)		2,216,022,880
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.96%
Invesco Private Government Fund, 3.01%(d)(e)(f)	36,897,753	36,897,753
Invesco Private Prime Fund, 3.11%(d)(e)(f)	94,910,074	94,910,074
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $131,810,172)		131,807,827
TOTAL INVESTMENTS IN SECURITIES–106.06% (Cost $2,253,419,290)		2,347,830,707
OTHER ASSETS LESS LIABILITIES—(6.06)%		(134,062,088)
NET ASSETS–100.00%		$2,213,768,619
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at September 30, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,295,302	$109,991,934	$(104,744,115)	$-	$-	$8,543,121	$13,240
Invesco Liquid Assets Portfolio, Institutional Class	2,353,787	78,565,668	(73,471,556)	710	(440)	7,448,169	22,544
Invesco Treasury Portfolio, Institutional Class	6,164,818	125,705,068	(122,106,320)	-	-	9,763,566	21,878
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	76,977,397	360,179,652	(400,259,296)	-	-	36,897,753	277,915*
Invesco Private Prime Fund	179,613,921	787,219,162	(871,904,854)	672	(18,827)	94,910,074	767,921*
Total	$268,405,225	$1,461,661,484	$(1,572,486,141)	$1,382	$(19,267)	$157,562,683	$1,103,498

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’sassumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,190,268,024	$—	$—	$2,190,268,024
Money Market Funds	25,754,856	131,807,827	—	157,562,683
Total Investments	$2,216,022,880	$131,807,827	$—	$2,347,830,707
Invesco Main Street Mid Cap Fund®